N-2 - $ / shares	Sep. 01, 2022	Jun. 30, 2022	Dec. 31, 2021
Cover [Abstract]
Entity Central Index Key	0001616678
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	BlackRock Science & Technology Trust
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
BlackRock Science and Technology Trust’s (BST) (the “Trust”)
investment objective is to provide income and total return through a combination of current income, current gains and long-term capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities of U.S. and
non-U.S.
	science and technology companies in any market capitalization range, selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology (high growth science and technology stocks), and/or potential to generate current income from advantageous dividend yields (cyclical science and technology stocks). The Trust seeks to pursue this goal primarily by investing in a portfolio of equity securities and also by employing a strategy of writing (selling) call and put options.
Share Price [Table Text Block]	Market Price and Net Asset Value Per Share Summary

	06/30/22	12/31/21	Change	High	Low
Closing Market Price	$ 32.49	$ 49.97	(34.98)%	$ 50.99	$ 31.25
Net Asset Value	33.61	52.40	(35.86)	52.59	33.58

Lowest Price or Bid		$ 31.25
Highest Price or Bid		50.99
Lowest Price or Bid, NAV		33.58
Highest Price or Bid, NAV		52.59
Latest Share Price		32.49	$ 49.97
Latest NAV		$ 33.61	$ 52.4
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		32,098,789